Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 88,090	$ 88,127
Short-term bank deposits	5,586	289
Marketable securities	1,142	1,238
Trade receivables (net of allowance of $ 5,071 and $ 3,967 at December 31, 2021 and 2020, respectively)	116,975	91,986
Unbilled receivables and contract assets	25,096	19,073
Other accounts receivable and prepaid expenses	9,890	10,513
Total current assets	246,779	211,226
LONG-TERM ASSETS:
Severance pay fund	3,646	4,673
Deferred tax asset	8,091	6,397
Operating lease right-of-use assets	24,299	24,509
Other long-term receivables	5,165	5,507
PROPERTY AND EQUIPMENT, NET	5,872	5,988
INTANGIBLE ASSETS, NET	51,390	53,404
GOODWILL	146,803	135,682
Total long-term assets	245,266	236,160
Total assets	492,045	447,386
CURRENT LIABILITIES:
Short term debt	17,032	11,529
Trade payables	24,711	14,250
Accrued expenses and other accounts payable	45,173	41,846
Current maturities of operating lease liabilities	3,943	3,413
Liabilities due to acquisition activities	6,635	4,998
Deferred revenues and customer advances	10,771	8,793
Total current liabilities	108,265	84,829
LONG TERM LIABILITIES:
Long-term debt	20,155	13,352
Long-term operating lease liabilities	20,970	21,109
Long-term liabilities due to acquisition activities	13,892	10,926
Deferred tax liability	18,112	17,639
Accrued severance pay	4,551	5,545
Total long-term liabilities	77,680	68,571
COMMITMENTS AND CONTINGENCIES, see Note 16
REDEEMABLE NON-CONTROLLING INTEREST	30,432	24,980
Magic Software Enterprises equity:
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2021 and 2020; Issued and Outstanding: 49,073,055 and 49,035,055 shares at December 31, 2021 and 2020, respectively	1,165	1,164
Additional paid-in capital	211,543	211,713
Accumulated other comprehensive income	9,294	7,835
Retained earnings	43,246	39,720
Total equity attributable to Magic Software Enterprises shareholders	265,248	260,432
Non-controlling interests	10,420	8,574
Total equity	275,668	269,006
Total liabilities, redeemable non-controlling interest and equity	$ 492,045	$ 447,386